FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Amounts Receivable	$ 3,350	$ 3,303
Long-term Investments	1,247	934
Level 1 [member]
Statement [Line Items]
Cash	27,317	2,688
Amounts Receivable	0	0
Due from related parties	18
Long-term Investments	1,190	934
Total Financial Assets	28,525	3,622
Derivative liability	0
Total financial liabilities	0
Level 2 [member]
Statement [Line Items]
Cash	0	0
Amounts Receivable	3,350	3,303
Due from related parties	0
Long-term Investments	0	0
Total Financial Assets	3,350	3,303
Derivative liability	0
Total financial liabilities	0
Level 3 [member]
Statement [Line Items]
Cash	0	0
Amounts Receivable	0	0
Due from related parties	0
Long-term Investments	57	0
Total Financial Assets	57	$ 0
Derivative liability	(475)
Total financial liabilities	$ (475)